OTHER TAXES PAYABLE - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other taxes [line items]
Other tax payable non current	R$ 163,242	R$ 153,688
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	881	2,255
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	572	656
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	572	656
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	572	656
over 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 160,645	R$ 149,465